Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000106439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Core Fund (Class R6/JLCWX)
Accumulated Value	$ 1,000,000		$ 1,007,603.79	$ 1,278,210.911937	$ 1,254,542.94515	$ 1,425,553.319633	$ 1,572,121.356103	$ 2,367,491.020619	$ 1,835,688.591456	$ 2,040,284.932993	$ 2,808,055.19122	$ 3,212,607.237811
C000078717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Core Fund (Class R5/JLCVX)
Accumulated Value	10,000		10,067.8904	12,763.466772	12,518.643568	14,220.920834	15,673.797087	23,589.569469	18,282.296366	20,310.220052	27,936.633752	31,950.451397
C000078716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Core Fund (Class R4/JLCFX)
Accumulated Value	10,000		10,046.8799	12,711.866836	12,445.398522	14,107.090336	15,518.228507	23,309.077383	18,026.033271	19,988.03342	27,443.02761	31,322.473337
C000113486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Core Fund (Class R2/JLCYX)
Accumulated Value	10,000		10,023.5758	12,651.531042	12,352.38635	13,969.026777	15,328.704373	22,973.011366	17,726.713923	19,613.220954	26,867.562596	30,596.610481
C000177896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Core Fund (Class NAV/JLCNX)
Accumulated Value	10,000		10,036.5939	12,716.456407	12,480.746587	14,184.375485	15,644.714813	23,561.665328	18,268.30348	20,310.845955	27,951.932441	31,981.157661
C000001795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Core Fund (Class I/JLVIX)
Accumulated Value	250,000		251,579.4825	318,817.399921	312,544.119212	354,760.434782	390,819.402869	587,888.292905	455,331.217105	505,572.795992	694,971.038012	794,249.36737
C000001794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Core Fund (Class C/JHLVX)
Accumulated Value	10,000		9,963.0738	12,498.070825	12,131.782115	13,633.323931	14,867.810915	22,143.189379	16,979.992603	18,666.354286	25,405.974965	28,748.240725
C000001792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Core Fund (Class A/TAGRX)
Accumulated Value	9,500		9,534.764205	12,051.045306	11,785.967983	13,345.323442	14,663.420086	22,000.409693	16,998.768792	18,826.030705	25,818.624142	29,436.993037
C000134711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Infrastructure Fund (Class A/JEEBX)
Accumulated Value	9,500		9,846.128035	11,258.959974	10,898.743398	13,045.115875	12,232.531694	15,617.634318	13,391.264488	13,518.501454	17,462.505868	20,422.892706
C000141694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Infrastructure Fund (Class C/JEEFX)
Accumulated Value	10,000		10,293.9273	11,690.62537	11,235.162931	13,362.324755	12,438.036583	15,772.225053	13,430.146001	13,460.736919	17,268.535485	20,055.289606
C000134712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Infrastructure Fund (Class I/JEEIX)
Accumulated Value	250,000		259,960.2425	297,922.387489	289,305.962596	347,531.52151	326,714.028889	418,573.360178	360,127.995382	364,355.084159	471,928.23746	553,838.381767
C000134713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Infrastructure Fund (Class NAV)
Accumulated Value	10,000		10,408.5657	11,946.726261	11,612.039442	13,956.069412	13,137.03808	16,853.173654	14,511.23288	14,697.959652	19,062.436756	22,403.009276
C000134714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Infrastructure Fund (Class R6/JEEDX)
Accumulated Value	1,000,000		1,040,847.61	1,194,544.663768	1,161,006.364988	1,395,337.17908	1,313,278.780962	1,684,649.212382	1,450,299.934724	1,468,807.038155	1,906,177.308484	2,238,573.038295
C000193016 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Core Fund (Class R6/JORSX)
Accumulated Value	1,000,000		1,129,691.78	1,433,326.879772	1,328,638.977796	1,445,896.482847	1,505,988.866048	2,321,671.63679	1,981,730.43266	1,886,885.844653	2,434,842.003597	2,342,931.027632
C000134720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Core Fund (Class NAV)
Accumulated Value	10,000		11,320.7024	14,376.727258	13,318.617528	14,508.823131	15,111.819106	23,282.839086	19,871.125746	18,919.429177	24,419.859875	23,513.833746
C000134719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Core Fund (Class I/JCCIX)
Accumulated Value	250,000		282,958.3425	358,751.431132	331,929.114907	361,090.770532	375,497.617036	578,050.599345	492,820.703312	468,779.731563	604,411.363458	580,968.900035
C000134721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Core Fund (Class A/JCCAX)
Accumulated Value	9,500		10,732.072005	13,606.759768	12,574.507839	13,637.00207	14,146.363735	21,727.232002	18,482.906945	17,535.354475	22,542.342953	21,625.434281
Standard And Poor s 500 C000001795 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		261,272.6775	323,017.543263	346,747.177543	396,422.857822	434,917.495467	621,557.824203	530,741.674867	584,573.783925	806,811.631944	979,892.590698
Standard And Poor s 500 C000106439 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,045,090.71	1,292,070.173052	1,386,988.710171	1,585,691.431288	1,739,669.981866	2,486,231.296809	2,122,966.699467	2,338,295.135698	3,227,246.527775	3,919,570.362792
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,450.9071	12,920.701731	13,869.887102	15,856.914313	17,396.699819	24,862.312969	21,229.666995	23,382.951357	32,272.465278	39,195.703628
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Accumulated Value	10,000		10,204.7937	12,572.601369	12,507.519549	14,082.398245	14,770.713482	20,276.8501	16,230.137078	17,934.610818	23,815.513361	29,208.01766
MSCI ACWI C000134712 [Member]
Account Value [Line Items]
Accumulated Value	250,000		255,119.8425	314,315.034231	312,687.988743	352,059.956136	369,267.837054	506,921.25251	405,753.426968	448,365.27046	595,387.83405	730,200.441524
MSCI ACWI C000134714 [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,020,479.37	1,257,260.136923	1,250,751.954969	1,408,239.824541	1,477,071.348213	2,027,685.010035	1,623,013.707866	1,793,461.081833	2,381,551.336189	2,920,801.766081
Russell 3000 C000193016 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,042,430.66	1,292,399.590413	1,377,645.737513	1,563,486.083449	1,722,149.917621	2,478,159.558163	2,068,823.332963	2,242,193.541865	3,090,980.167306	3,734,291.125552
Russell 3000 C000134719 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		260,607.665	323,099.897603	344,411.434378	390,871.520862	430,537.479405	619,539.88954	517,205.83324	560,548.385465	772,745.041825	933,572.781386
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		10,424.3066	12,923.995904	13,776.457375	15,634.860834	17,221.499176	24,781.595581	20,688.233329	22,421.935418	30,909.801672	37,342.911254
Russell 2000 C000193016 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,041,126.83	1,331,067.492312	1,355,734.169546	1,422,229.256523	1,420,277.829982	2,141,795.187186	1,744,686.676384	1,595,256.042132	2,138,835.630111	2,447,129.044739
Russell 2000 C000134719 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		260,281.7075	332,766.873078	338,933.542386	355,557.31413	355,069.457495	535,448.796796	436,171.669096	398,814.010533	534,708.907528	611,782.261185
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Accumulated Value	$ 10,000		$ 10,411.2683	$ 13,310.674923	$ 13,557.341695	$ 14,222.292565	$ 14,202.7783	$ 21,417.951872	$ 17,446.866764	$ 15,952.560421	$ 21,388.356301	$ 24,471.290447